Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2018	2017
	(Millions of yen)
Land	272,443	274,551
Buildings	1,629,927	1,638,202
Machinery and equipment	1,793,499	1,804,982
Construction in progress	67,045	46,940

	3,762,914	3,764,675
Less accumulated depreciation	(2,671,922)	(2,638,055)

	1,090,992	1,126,620